Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment
Property, plant and equipment

11.Property, plant and equipment

Composition of Property, plant and equipment

	Assets Under		Machinery and	Right of use	Mining	Pilot	Other
	Construction	Buildings	equipment	assets	rights	plant	assets	Total
December 31,2021
Cost	30,051	—	—	2,458	—	184	379	33,072
Depreciation and depletion	—	—	—	(206)	—	(49)	(133)	(388)
Net, Property, plant and equipment	30,051	—	—	2,252	—	135	246	32,684

Additions	118,187	—	—	1,416	—	—	111	119,714
Asset retirement cost	2,652	—	—	—	—	—	—	2,652
Write-off	—	—	—	—	—	(202)	—	(202)
Disposal – Depreciation						75		75
Depreciation and depletion	—	—	—	(483)	—	(20)	(49)	(552)
Foreign currency translation adjustment of subsidiaries - Cost	3,878	—	—	314	—	18	48	4,258
Foreign currency translation adjustment of subsidiaries – Depreciation and depletion				(33)		(6)	(16)	56

December 31,2022	154,768	—	—	4,188	—	—	538	159,494
Cost
Depreciation and depletion	—	—	—	(722)	—	—	(198)	(920)
Net, Property, plant and equipment	154,768	—	—	3,466	—	—	340	158,574

Additions	—	79	77,313	4,823	644	—	717	83,576
Disposal	—	—	—	(1,780)	(1,425)	—	(32)	(3,237)
Transfers	(154,768)	75,572	39,553	—	39,779	—	(136)	—
Foreign currency translation adjustment of subsidiaries	—	598	9,819	601	522	—	21	11,561
Depreciation and depletion	—	(2,227)	(3,795)	(1,536)	(3,090)	—	(84)	(10,732)

Net, Property, plant and equipment	—	74,022	122,890	5,574	36,430	—	826	239,742
December 31,2023
Cost	—	76,249	126,685	7,799	39,520	69	1,092	251,414
Depreciation and depletion		(2,227)	(3,795)	(2,225)	(3,090)	(69)	(266)	(11,672)
Net, Property, plant and equipment	—	74,022	122,890	5,574	36,430	—	826	239,742

a)The average estimated useful lives are as follows (in years):

Description	12/31/2023
Buildings	26
Machinery and equipment	18
Right of use assets	3
Mining rights	8
Other assets	5

b)Assets under construction

In the second quarter of 2023, the Company concluded the construction phase of the plant and mine development and transferred the assets classified as “assets under construction” to “Buildings”, “Machinery and equipment” and “mining right”.

c)Capitalized stock-based compensation

The assets under construction include the amount of $919 related to capitalized RSUs year ended December 31,2023 (year ended December 31, 2022 - $2,404).

d)Founder’s royalty option

The Amilcar Royalty Agreement is a royalty of the gross revenues from sales of minerals extracted from the Lithium Properties. Sigma Brazil had the option to repurchase the Amilcar Royalty Agreement (currently Amilcar de Melo Afgouni – former shareholder), exercisable at any time.

In 2022 the royalty agreement option was recorded as current liability in the consolidated statement of financial position and as expense in the consolidated statement of loss. Considering that the instrument contains such contingent settlement provisions the issuer does not have the unconditional right to avoid making payments. Therefore, the instrument is a financial liability. Additionally, as the call and put features can significantly modify the cash flows, the royalty was measured at fair value through profit and loss. As of December 31, 2022, this option amounted to $5,081 (equivalent to US$ 3,800). Further in 2023, due to the advancement of the Company’s wholly owned Grota do Cirilo lithium project, the Company exercised the option on April 13, 2023 at its fair value for $5,372.

e)Right of use assets

Right of use assets is comprised of land and machinery and equipment made available on site exclusively for the Company. The Company considers as right of use those contracts longer than 12 months which assets have individual amounts greater than $6.6.

f)Depreciation and depletion

Reconciliation of depreciation and depletion for the year	12/31/2023	12/31/2022

Operating costs and general and administrative expenses	7,547	102
Inventories	2,657	—
Deferred exploration and evaluation expenditure	528	450
	10,732	552

g)Impairment of non-financial assets

The Company considered that there were no triggering events that could have indicated the existence of impairment loss of its non-financial assets. The Company continuously operated with positive margins during 2023 and, accordingly, no impairment loss was recognized.

Accounting policy

The property, plant and equipment are recorded at acquisition, formation or construction cost less accumulated depreciation or depletion and impairment. Depreciation is calculated using the straight-line method based on the remaining useful life of the assets, whichever is the shorter. Mining rights is calculated based on the volume of ore extracted.

An item of equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising from an asset disposal, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in the consolidated statements of net loss and comprehensive loss.

Where an item of equipment consists of major components with different useful lives, the components are accounted for as separate items of equipment. Expenditures incurred to replace a component of an item of equipment that is accounted for separately, including major inspection and overhaul expenditures, are capitalized.

Non-financial assets are reviewed for impairment whenever trigger events or changes in circumstances indicate that the carrying amount might not be recoverable. An impairment loss is recognized for the amount by which the asset´s carrying amount exceeds its recoverable amount. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (CGU).

Assets under construction

Assets under construction are capitalized as work-in-progress until the asset is available for use. The cost of work-in- progress includes costs transferred from Deferred exploration and evaluation expenditure and any costs directly attributable to bringing the asset into working condition for its intended use. Directly attributable costs are capitalized until the asset is in a location and condition necessary for operation as intended by management. These costs include: the purchase price, installation costs, site preparation costs, research and development costs, freight charges, transportation insurance costs, duties, testing and preparation charges, borrowing costs and estimated costs of dismantling and removing the item and restoring the site on which it is located.

Costs incurred on mineral properties in the development stage are included in the carrying amount of the development project in assets under construction. Development stage expenditures are costs incurred to obtain access to proven and probable mineral reserves or mineral resources and provide facilities extracting, treating, gathering, transporting, and storing the minerals. All expenditures incurred during the development stage until the asset is ready for its intended use are capitalized.

Assets under construction are not depreciated. When an asset becomes available for use, its costs are transferred from assets under construction into the appropriate asset classification such as mineral properties, buildings, machinery, fixture, and plant. Depreciation commences once the asset is complete and available for use.